Mainland China contribution plan and profit appropriation (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 PRC subsidiaries CNY	Dec. 31, 2013 PRC subsidiaries CNY	Dec. 31, 2012 PRC subsidiaries CNY	Dec. 31, 2014 JA Hebei CNY	Dec. 31, 2014 Shanghai JA Solar Technology Co., Ltd. ("JA Fengxian") USD ($)	Dec. 31, 2014 Shanghai JA Solar PV Technology Co., Ltd. ("JA Zhabei") USD ($)	Dec. 31, 2014 JA Yangzhou USD ($)	Dec. 31, 2014 Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd. ("JA Lianyungang") USD ($)	Dec. 31, 2014 JA Yangzhou PV Technology Co., Ltd. ("JA Yangzhou PV") USD ($)	Dec. 31, 2014 Shanghai Jinglong Solar Technology Co., Ltd. ("JA Jinglong") CNY	Dec. 31, 2014 Donghai JA Solar Technology Co., Ltd. ("JA Wafer R&D") CNY	Dec. 31, 2014 JA (Hefei) Renewable Energy Co., Ltd. ("JA Hefei Renewable Energy") USD ($)	Dec. 31, 2014 JA Hebei CNY	Dec. 31, 2014 Solar Silicon Valley Electronic Science and Technology Co., Ltd. ("Solar Silicon Valley") USD ($)	Dec. 31, 2014 JA Solar Investment China Co., Ltd ("JA Investment") USD ($)	Dec. 31, 2014 Dunhuang JA Solar Power Development Co., Ltd ("JA Dunhuang") CNY	Dec. 31, 2014 Hebei Ningjin Songgong Semiconductor Co., Ltd. CNY	Dec. 31, 2014 JA Solar PV Technology Co., LTD USD ($)	Dec. 31, 2014 JA Solar PV Electric (Shexian) Co,. Ltd CNY	Dec. 31, 2014 Aiyouen Power Electric (Yinchuan) Company Limited CNY	Dec. 31, 2014 JA Solar PV Electric (Baotou) Company Limited CNY	Dec. 31, 2014 Beijing JA Solar PV Technology Co., Ltd CNY	Dec. 31, 2014 JA Solar PV Electric (Huanghua) Co,. Ltd CNY	Dec. 31, 2014 JA Solar PV Electric (Yanchi) Co,. Ltd CNY	Dec. 31, 2014 JA New Energy Development (Hebei) Co., Ltd CNY
China Contribution Plan
Total contribution for employee benefit plan under China contribution plan	104,719	96,062	95,929
Statutory Reserves
Percentage appropriation to general reserve fund required	10.00%
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%
Mainland China contribution plan and profit appropriation
Restricted net assets	7,174,059			26,657	1,760	0
Reversal of common statutory reserve fund due to an adjustment related to income tax filing difference	8,257
Paid-in-capital amounts unavailable for distribution as nominal dividend							1,000,000	$ 80,000	$ 20,000	$ 260,000	$ 98,000	$ 10,000	180,000	50,000	$ 15,000	1,440,000	$ 36,986	$ 40,000	254,000	275,000	$ 10,000	3,000	26,000	2,000	20,000	1,000	4,000	1,000